AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 29, 2016

File No. 333-214305

File No. 811-03623

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2

☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

THE PRUDENTIAL SERIES FUND

(Exact Name of Registrant as Specified in Charter)

655 Broad Street Street

Newark, New Jersey 07102

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (973) 367-7521

Deborah A. Docs

655 Broad Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copies of all communications to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT – 11

Prudential Retirement Services

30 Scranton Office Park, Scranton, PA 18507-1789

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW!

December 12, 2016

Dear Contractholder/Participant:

I am writing to invite you to vote on an important proposal relating to the management and operation of The Prudential Variable Contract Account – 11 (“VCA 11”), an investment option under your contract. A special meeting of contractholders and participants having voting rights in VCA 11 is scheduled for January 27, 2017. This package contains information about the proposal and includes materials you will need to vote.

The meeting is very important to the future of VCA 11. At the meeting, you will be asked to approve an Agreement and Plan of Reorganization that provides for the transfer of VCA 11’s assets and liabilities to the Government Money Market Portfolio, a series of The Prudential Series Fund, in exchange for shares of the Government Money Market Portfolio. The Agreement and Plan of Reorganization also provides for the restructuring of VCA 11 so that it will no longer directly own portfolio securities. If the reorganization is approved and completed, VCA 11 will instead invest primarily in short-term fixed income securities indirectly through the Government Money Market Portfolio rather than directly. The new structure will facilitate investment management by pooling VCA 11’s assets with a larger fund. The reorganization will not increase your fees and expenses, because a permanent expense limitation will be implemented to ensure that your fees and expenses will not increase as a result of the reorganization.

The VCA 11 Committee has reviewed the reorganization and has recommended that you approve the reorganization. The final decision is yours. To help you understand the proposal, we are including a section that answers commonly asked questions. The accompanying prospectus/proxy statement includes a detailed description of the reorganization.

Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your investment. By voting now, you can help avoid additional costs that are incurred with follow-up letters and calls from a proxy solicitor.

To vote, you may use any of the following methods:

•	By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage-paid envelope.

•	By Internet. Have your proxy card available. Go to the website listed on your card. Enter your control number from your card. Follow the simple instructions found on the website. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the Meeting.

•	By Telephone. Have your proxy card available. Call the toll-free number listed on your card. Enter your control number from your card. There is no charge to you for the call. Follow the recorded instructions. Votes must be entered by 11:59 p.m. Eastern time on the day prior to the Meeting.

•	In Person. Attend the meeting and vote your interests.

If you have any questions before your vote, please call D.F. King & Co. Inc. at (866) 828-6929 toll-free. They will be happy to help you understand the reorganization and assist you in voting. Thank you for your participation.

Stuart S. Parker

President

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL

Please read the full Prospectus/Proxy Statement for a complete description of the proposal. However, as a quick reference, the following questions and answers provide a brief overview of the proposal.

Q. WHY AM I RECEIVING THIS PROSPECTUS/PROXY STATEMENT?

You are receiving this Prospectus/Proxy Statement because you own a contract or certificate issued by The Prudential Insurance Company of America (“Prudential”) and that contract or certificate includes The Prudential Variable Contract Account–11 (“VCA 11”), a separate account of Prudential, as an investment option. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”).

The contracts offering VCA 11 as an investment option are no longer sold. Because the contracts are no longer being sold, the asset base of VCA 11 has been declining over a number of years, and Prudential does not expect that the asset base will increase substantially in the foreseeable future. Prudential believes that the anticipated continuing decline in the asset base of VCA 11 may in the near future prevent VCA 11’s investment portfolio from being properly managed in accordance with VCA 11’s investment objective and its investment policies.

To address the anticipated decline in the asset base of VCA 11, Prudential proposed, and the Committee of VCA 11 (the “Committee”) approved, a reorganization of VCA 11 to combine its assets with a larger fund. Through this Prospectus/Proxy Statement, the Committee recommends that you also approve the reorganization.

Q. WHAT IS THE PROPOSED REORGANIZATION?

Prudential and the Committee recommend that contractholders and participants having voting rights in VCA 11 (“Contractholders/Participants”) approve an Agreement and Plan of Reorganization, which provides for the transfer of the assets and liabilities of VCA 11 to the Government Money Market Portfolio (“Government Money Market Portfolio”), a series of The Prudential Series Fund, in exchange for Class I shares of the Government Money Market Portfolio having an aggregate value equal to the net asset value of VCA 11, and the restructuring of VCA 11 into a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”) (the “Reorganization”).

Prudential Investments LLC (“PI”) serves as the investment manager for both VCA 11 and for the Government Money Market Portfolio. PGIM, Inc., through its Prudential Fixed Income unit, serves as the investment subadviser for both VCA 11 and the Government Money Market Portfolio. VCA 11 and the Government Money Market Portfolio have substantially similar investment objectives, and both VCA 11 and the Government Money Market Portfolio invest in short-term fixed income securities. PI believes that, rather than continuing to operate VCA 11 as an actively managed portfolio, VCA 11 can be more effectively managed by investing indirectly in securities through investing in shares of the Government Money Market Portfolio. VCA 11 will continue as a separate account, but instead of holding an actively managed portfolio of fixed income securities, it will become a unit investment trust, which holds only one type of security (in this case, shares of the Government Money Market Portfolio).

You are being asked to approve an Agreement and Plan of Reorganization and the related transactions of the Reorganization. Because Contractholders/Participants of VCA 11 are being asked to approve a Reorganization that will result in their having an interest in shares of the Government Money Market Portfolio, this document also serves as a Prospectus for shares of the Government Money Market Portfolio.

Please refer to the “Voting Information” section of the Prospectus/Proxy Statement for more information on voting.

Q. WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION?

The Reorganization will benefit VCA 11’s Contractholders/Participants by allowing Contractholders/Participants to participate in the larger asset base of the Government Money Market Portfolio. The Government Money Market Portfolio serves as an investment option for a variety of different Prudential separate accounts, including separate accounts available under actively sold contracts, and therefore its asset base is not expected to experience a material decline in the future.

The Reorganization will also provide an organizational structure for VCA 11 that is more common in the variable annuity industry than the current organizational structure. Virtually all of Prudential’s other variable annuity products are structured with two tiers or levels, namely, an insurance company separate account that purchases shares of a mutual fund and the mutual fund that holds a diverse portfolio of investments. Currently, VCA 11 is organized as a one-tier structure consisting of an insurance company separate account that invests directly in a portfolio of investments. The Reorganization will move VCA 11 from a one-tier structure to the more common two-tier structure. The two-tier structure provides more flexibility for the operation of VCA 11. For example, under the current one-tier structure, in the past VCA 11 has had difficulty obtaining sufficient participation by Contractholders/Participants to obtain a quorum for meetings of persons having voting rights, and under the two-tier structure a quorum of shareholders for any required votes for the Government Money Market Portfolio can be achieved more efficiently.

Q. WILL THE PROPOSED REORGANIZATION INCREASE MY FEES AND EXPENSES?

The Reorganization will not increase your fees or expenses. VCA 11 contract owners currently pay an administration fee and an investment management fee. The administration fee that you currently pay will remain unchanged after the Reorganization. The investment management fee of 0.25% will no longer be charged following the Reorganization, but VCA 11’s contract owners will instead bear the fees and expenses of the Government Money Market Portfolio, which may be higher than the current 0.25% investment management fee paid by VCA 11 contract owners. Prudential will enter into a reimbursement arrangement to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets. As a result, VCA 11 Contractholders/Participants will not have any increase in their fees and expenses after the Reorganization. Prudential will implement this arrangement by making adjustments on a daily basis to the fees and expenses charged to VCA 11 based on the Government Money Market Portfolio’s net operating expense ratio reported in the most recent semi-annual or annual financial statements. Prudential is required by the Agreement and Plan of Reorganization to maintain this fee waiver or expense reimbursement arrangement for as long as VCA 11 invests in shares of the Government Money Market Portfolio unless otherwise provided by vote of Contractholders/Participants or by approval of the Securities and Exchange Commission (“SEC”) or its staff.

Q. WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER TRANSACTION FEE IN CONNECTION WITH THE REORGANIZATION?

Neither the Contractholders/Participants nor VCA 11 will pay any fees or charges in connection with the Reorganization. Prudential will pay all costs and expenses associated with effecting the Reorganization. It is estimated that the total cost of the Reorganization, including the costs associated with the preparation & mailing of the Proxy Statement/Prospectus, will be approximately $250,000

Q. WHAT HAPPENS IF THE CONTRACTHOLDERS/PARTICIPANTS DO NOT APPROVE THE REORGANIZATION?

In the event that the Contractholders/Participants do not approve the Reorganization, the Committee will determine what further action, if any, to take. The Committee could, for example, decide to take no further action, which would mean that VCA 11 would continue to be managed & operated in its current form or, the Committee could decide to conduct a new proxy solicitation for approval of the Reorganization.

Q. HOW DO VCA 11 AND THE GOVERNMENT MONEY MARKET PORTFOLIO COMPARE?

The investment objectives of VCA 11 and the Government Money Market Portfolio are substantially similar. VCA 11’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Government Money Market Portfolio’s investment objective is the maximum current income that is consistent with the stability of capital and the maintenance of liquidity. Both VCA 11 and the Government Money Market Portfolio invest primarily in short-term fixed income instruments.

Both VCA 11 and the Government Money Market Portfolio have the same investment manager, Prudential Investments LLC, the same subadviser, Prudential Fixed Income, and the same portfolio management team.

The primary difference between VCA 11 and the Government Money Market Portfolio is that VCA 11 may invest in short-term debt obligations issued by both governmental issuers and non-governmental issuers such as banks and corporations, while the Government Money Market Portfolio must invest virtually all of its assets only in short-term debt obligations issued by governmental issuers. Prior to the Reorganization, the portfolio of VCA 11 will be transitioned so that it includes primarily short-term debt obligations issued by the US government and its agencies and instrumentalities.

See “Comparison of VCA 11 and the Government Money Market Portfolio” for a more detailed discussion of the similarities and differences in the investment objectives, strategies and principal risks of VCA 11 and the Government Money Market Portfolio.

Q. WILL THERE BE ANY FEDERAL INCOME TAX CONSEQUENCES AS A RESULT OF THE REORGANIZATION?

The Reorganization is not expected to result in any federal income tax consequences to Contractholders/Participants. See “Information About the Reorganization—Federal Income Tax Consequences.”

Q. WILL AN INDEPENDENT BOARD OVERSEE THE MANAGEMENT OF MY INVESTMENTS?

Yes. After the Reorganization, the assets now in VCA 11 will be transferred to the Government Money Market Portfolio. The Government Money Market Portfolio is overseen by a board of trustees, including a majority of trustees who are independent of Prudential in accordance with the independence requirements of the 1940 Act and the SEC. Because of the change in structure of VCA 11 due to the Reorganization, VCA 11 will no longer have a Committee.

Q. WILL MY VOTE MAKE A DIFFERENCE?

Your vote is important regardless of the amount of your investment in VCA 11. To avoid the added cost of follow-up solicitations and possible adjournments or postponements, please read the Prospectus/Proxy Statement and cast your vote. It is important that your vote be received before the Meeting.

Q. WHO WILL PAY FOR THE COSTS OF THE PREPARATION, PRINTING AND MAILING OF THIS PROXY STATEMENT/PROSPECTUS?

Prudential will bear all expenses in connection with effecting the Reorganization including, without limitation: preparation and filing of the registration statement including this Prospectus/Proxy Statement; preparation and filing of any necessary SEC or state filings; proxy mailing and solicitation expenses; and all legal, accounting, and data processing services necessary to effect the Reorganization. We do not anticipate any brokerage costs associated with repositioning VCA 11’s portfolio holdings in anticipation of the Reorganization.

Q. HOW DOES THE COMMITTEE OF VCA 11 RECOMMEND THAT I VOTE?

The Committee of VCA 11 recommends that you vote to APPROVE the Reorganization.

Q. HOW DO I VOTE?

To vote, you may use any of the following methods:

BY MAIL

•	Read the Prospectus/Proxy Statement.
•	Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.

BY INTERNET

•	Read the Prospectus/Proxy Statement.
•	Go to the voting link found on your proxy card.
•	Follow the instructions using your proxy card as a guide.
•	(Do not mail the proxy card if you provide voting instructions by Internet.)

BY TELEPHONE

•	Read the Prospectus/Proxy Statement.
•	Call the toll-free number found on your proxy card.
•	Follow the recorded instructions using your proxy card as a guide. (Do not mail the proxy card if you provide voting instructions by telephone.)

IN PERSON

•	Read the Prospectus/Proxy Statement.
•	Attend the Meeting. Vote at the Meeting.

Q. WHO DO I CALL IF I HAVE QUESTIONS?

If you have any questions about the Meeting or anything in this Prospectus/Proxy Statement, please feel free to call D.F. King & Co. Inc. at (866) 828-6929 toll-free.

Q. IS THERE ANY OTHER INFORMATION AVAILABLE TO ME?

VCA 11. The following documents have been filed with the SEC (File Nos. 002-76581 and 811-03422): (i) the Prospectus of VCA 11, dated May 1, 2016, which is incorporated herein by reference into this Prospectus/Proxy Statement; (ii) the Statement of Additional Information for VCA 11, dated May 1, 2016, which is incorporated herein by reference into this Prospectus/Proxy Statement; (iii) the Annual Report for VCA 11 dated December 31, 2015; and (iv) the Semi-Annual Report for VCA 11, dated June 30, 2016.

Government Money Market Portfolio. The following documents have been filed with the SEC (SEC File Nos. 002-80896 and 811-03623): (i) the Summary Prospectus of the Government Money Market Portfolio, dated September 12, 2016, as supplemented, which is incorporated herein by reference into this Prospectus/Proxy Statement and is included herein as Exhibit B; (ii) the Statement of Additional Information for the Government Money Market Portfolio, dated September 12, 2016, as supplemented, which is incorporated herein by reference into this Prospectus/Proxy Statement; (iii) the Annual Report for the Government Money Market Portfolio, dated December 31, 2015; and (iv) the Semi-Annual Report for the Government Money Market Portfolio, dated June 30, 2016.

Copies of each of these documents, the Statement of Additional Information related to this Prospectus/Proxy Statement and any subsequently released shareholder reports are available upon request by calling 877-778-2100 or by writing to Prudential Retirement Services, 30 Scranton Office Park, Scranton, PA 18507-1789 and you will be mailed one free of charge. You can also access the Annual Reports and Semi-Annual Reports and any subsequently released shareholder reports at: www.prudentialfunds.com/fundchanges.

VCA 11 and the Government Money Market Portfolio are each subject to the informational requirements of the Securities Exchange Act of 1934 and 1940 Act, and in accordance therewith, file reports and other information with the SEC. Accordingly, they must file proxy material, reports, and other information with the SEC. Such proxy material, reports, and other information filed by VCA 11 and the Government Money Market Portfolio can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, N.W., Washington, DC 20549. To learn more about this service, call the SEC at (202) 551-8090. Copies of such materials can also be obtained at prescribed rates by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Contractholders/Participants may also obtain such information from the SEC’s website at http://www.sec.gov.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT – 11

Prudential Retirement Services

30 Scranton Office Park

Scranton, PA 18507-1789

NOTICE OF SPECIAL MEETING OF PERSONS HAVING VOTING RIGHTS

December 12, 2016

Dear Contractholder/Participant:

A special meeting of contractholders and participants having voting rights in The Prudential Variable Contract Account – 11 (“VCA 11”) (the “Meeting”) will be held at the offices of Prudential Investments LLC (“PI”), 655 Broad Street, Newark, New Jersey 07102, on January 27, 2017 at 9:00 a.m. Eastern Time. The purpose of the Meeting is to consider and act upon the following proposal:

Proposal:	To approve an Agreement and Plan of Reorganization and related transactions to transfer the assets of VCA 11 to the Government Money Market Portfolio, a series of The Prudential Series Fund, in exchange for Class I shares of the Government Money Market Portfolio, and to restructure VCA 11 into a unit investment trust.

You are entitled to vote at the Meeting, and any adjournments or postponements thereof, if you had an interest in VCA 11 at the close of business on November 21, 2016. If you attend the Meeting, you may vote your interest in person. Please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope or vote by internet or telephone.

By Order of the VCA 11 Committee,

Deborah A. Docs

Secretary

PROXY STATEMENT

For

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT – 11

And

PROSPECTUS

For

GOVERNMENT MONEY MARKET PORTFOLIO

A SERIES OF THE PRUDENTIAL SERIES FUND

Dated December 12, 2016

Prudential Retirement Services

30 Scranton Office Park

Scranton, PA 18507-1789

Reorganization of Prudential Variable Contract Account – 11

Into the Government Money Market Portfolio

This Prospectus/Proxy Statement is being furnished to you in connection with the solicitation of proxies relating to a special meeting (the “Meeting”) of contractholders and participants having voting rights in The Prudential Variable Contract Account-11 (“VCA 11”). At the Meeting, you will be asked to consider and approve an Agreement and Plan of Reorganization and related transactions to transfer the assets of VCA 11 to the Government Money Market Portfolio (“Government Money Market Portfolio”), a series of The Prudential Series Fund, in exchange for Class I shares of the Government Money Market Portfolio, and to restructure VCA 11 into a unit investment trust (the “Reorganization”). The Government Money Market Portfolio is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Its objective is the maximum current income that is consistent with the stability of capital and the maintenance of liquidity.

The Meeting will be held at the offices of Prudential Investments LLC (“PI”), 655 Broad Street, Newark, New Jersey 07102 on January 27, 2017 at 9:00 a.m. Eastern Time. Ownership interests in VCA 11 are referred to as “Units,” and the persons having voting rights with respect to VCA 11 are referred to as “Contractholders/Participants.” The Committee of VCA 11, which serves the same function as a mutual fund’s board of directors, is referred to as the “Committee,” and the individuals serving on the Committee are “Committee Members.”

After careful consideration, the Committee has unanimously approved the Reorganization and recommends that Contractholders/Participants vote “FOR” the proposal. The Reorganization is discussed in detail in this Prospectus/Proxy Statement. The Committee is soliciting proxies and has fixed the close of business on November 21, 2016 as the record date for determining Contractholders/Participants entitled to notice of and to vote at the Meeting, and any adjournment or postponement thereof. This Prospectus/Proxy Statement is first being sent to Contractholders/Participants on or about December 12, 2016.

Whether or not you plan to attend the Meeting, please complete, sign, and return the enclosed proxy card promptly so that you will be represented at the Meeting. If you have returned a proxy and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance at the Meeting, by itself, will not revoke a previously tendered proxy.

This Prospectus/Proxy Statement sets forth concisely information about the Reorganization and the Government Money Market Portfolio that you should know before investing or voting on the Reorganization. You should read it carefully and retain it for future reference. A copy of this Prospectus/Proxy Statement is available at www.prudentialfunds.com/fundchanges. Additional information about the Government Money Market Portfolio has been filed with the SEC, including the Summary Prospectus for the Government Money Market Portfolio, dated September 12, 2016, which is incorporated by reference and is included with, and considered to be part of, this Prospectus/Proxy Statement.

A Statement of Additional Information dated December 12, 2016, relating to this Proxy Statement/Prospectus and the Reorganization is incorporated hereby by reference. If you would like a copy of this Statement of Additional Information, call or write us at the following address and we will send you a copy promptly free of charge:

Prudential Retirement Services

30 Scranton Office Park

Scranton, PA 18507-1789

877-778-2100

The SEC has not approved or disapproved these securities or passed on the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense. Mutual fund shares are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Page

4	SUMMARY

8	INFORMATION ABOUT THE REORGANIZATION

12	COMPARISON OF VCA 11 AND THE GOVERNMENT MONEY MARKET PORTFOLIO

16	VOTING INFORMATION

17	OTHER INFORMATION

A-1	EXHIBIT A

B-1	EXHIBIT B

C-1	EXHIBIT C

SUMMARY

The section is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Agreement and Plan of Reorganization (Exhibit A) and the Prospectus for the Government Money Market Portfolio (Exhibit B).

Reorganization

You are receiving this Prospectus/Proxy Statement because you own a contract or certificate issued by The Prudential Insurance Company of America (“Prudential”) and that contract or certificate includes The Prudential Variable Contract Account–11 (“VCA 11”), a separate account of Prudential, as an investment option. Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”).

The contracts offering VCA 11 as an investment option are no longer sold. Because the contracts are no longer being sold, the asset base of VCA 11 has been declining over a number of years, and Prudential does not expect that the asset base will increase substantially in the foreseeable future. Prudential believes that the anticipated continuing decline in the asset base of VCA 11 may in the near future prevent VCA 11’s investment portfolio from being properly managed in accordance with VCA 11’s investment objective and its investment policies.

To address the anticipated decline in the asset base of VCA 11, Prudential and the VCA 11 Committee recommend that Contractholders/Participants approve an Agreement and Plan of Reorganization, which provides for the transfer of the assets and liabilities of VCA 11 to the Government Money Market Portfolio (“Government Money Market Portfolio”), a series of The Prudential Series Fund, in exchange for Class I shares of the Government Money Market Portfolio having an aggregate value equal to the net asset value of VCA 11, and the restructuring of VCA 11 into a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”) (the “Reorganization”).

VCA 11 will continue as a separate account, but instead of holding an actively managed portfolio of fixed income securities, it will become a unit investment trust, which holds only one type of security (in this case, shares of the Government Money Market Portfolio). Immediately following the Reorganization, each Contractholder/Participant will have an interest in the unit investment trust equal in value to that Contractholder/Participant’s interest in VCA 11 immediately prior to the Reorganization.

The Reorganization will not result in any changes to your contract or certificate, including your benefits.

Prudential will pay all of the costs of the Reorganization.

The Reorganization is not expected to result in any federal income tax consequences to Contractholders/Participants.

Accompanying this Proxy Statement/Prospectus as Exhibit A is a copy of the Agreement and Plan of Reorganization.

Reasons for the Reorganization

The Reorganization will benefit VCA 11’s Contractholders/Participants by allowing Contractholders/Participants to participate in the larger asset base of the Government Money Market Portfolio. The Government Money Market Portfolio serves as an investment option for a variety of different Prudential separate accounts, including separate accounts available under actively sold contracts, and therefore its asset base is not expected to experience a material decline in the future. Prudential Investments LLC (“PI”) serves as the investment manager for both VCA 11 and for the Government Money Market Portfolio. PGIM, Inc., through its Prudential Fixed Income unit, serves as the investment subadviser for both VCA 11 and the Government Money Market Portfolio.

PI believes that, rather than continuing to operate VCA 11 as an actively managed portfolio, VCA 11 can be more effectively managed by investing indirectly in securities through investing in shares of the Government Money Market Portfolio.

The Reorganization will also provide an organizational structure for VCA 11 that is more common in the variable annuity industry than the current organization structure. Virtually all of Prudential’s other variable annuity products are structured with two tiers or levels, namely, an insurance company separate account that purchases shares of a mutual fund and the mutual fund that holds a diverse portfolio of investments. Currently, VCA 11 is organized as a one-tier structure consisting of an insurance company separate account that invests directly in a portfolio of investments. The reorganization will move VCA 11 from a one-tier structure to the more common two-tier structure.

The new structure will provide a different voting procedure. The two-tier structure provides more flexibility for the operation of VCA 11. Currently, if there is a matter requiring a Contractholder/Participant vote, a meeting of VCA 11 is called, proxies are solicited, and action may be taken only if proxies are received to establish a quorum. Under the proposed two-tier structure, if there is a matter requiring a vote of shareholders of the Government Money Market Portfolio, the insurance companies investing in shares through their separate accounts, such as Prudential with respect to VCA 11, will seek voting instructions from investors, including VCA 11 Contractholders/Participants. The participation by the insurance companies as record holders of the Government Money Market Portfolio shares will ensure that there is a quorum. Under this procedure, a vote can be determined by a small number of contract owners. However, the procedure allows for more efficient voting and avoids the situations where action cannot be taken if sufficient proxy cards are not returned, a problem that VCA 11 has encountered in the past.

The Reorganization will not increase your fees or expenses. VCA 11 contract owners currently pay an administration fee and an investment management fee. The administration fee will remain unchanged after the Reorganization. The investment management fee of 0.25% will no longer be charged following the Reorganization, but VCA 11’s contract owners will instead bear the fees and expenses of the Government Money Market Portfolio. Because the Government Money Market Portfolio’s expenses may be higher than the current 0.25% investment management fee paid by VCA 11 contract owners, Prudential will enter into a reimbursement arrangement to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets. As a result, this arrangement means that VCA 11 Contractholders/Participants will not have an increase in their fees and expenses after the Reorganization. Prudential is required by the Agreement and Plan of Reorganization to maintain this fee waiver or expense reimbursement arrangement for as long as VCA 11 invests in shares of the Government Money Market Portfolio unless otherwise provided by vote of Contractholders/Participants or by approval of the SEC or its staff. No fee or charge will be imposed on the shares of the Government Money Market Portfolio received by VCA 11 as a result of the Reorganization.

Comparison of VCA 11 and the Government Money Market Portfolio

The investment objectives of VCA 11 and the Government Money Market Portfolio are substantially similar. VCA 11’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Government Money Market Portfolio’s investment objective is the maximum current income that is consistent with the stability of capital and the maintenance of liquidity. Both VCA 11 and the Government Money Market Portfolio invest primarily in short-term fixed income instruments.

Both VCA 11 and the Government Money Market Portfolio have the same investment manager, Prudential Investments LLC, the same subadviser, Prudential Fixed Income, and the same portfolio management team.

The primary difference between VCA 11 and the Government Money Market Portfolio is that VCA 11 may invest in short-term debt obligations issued by both governmental issuers and non-governmental issuers such as banks and corporations, while the Government Money Market Portfolio must invest virtually all of its assets only in short-term debt obligations issued by governmental issuers. Prior to the Reorganization, the portfolio of VCA 11 will be transitioned so that it includes primarily short-term debt obligations issued by the US government and its agencies and instrumentalities.

Principal Risks of VCA 11 and the Government Money Market Portfolio

The principal risks of the Government Money Market Portfolio are substantially similar to the principal risks of VCA 11, and include adjustable and floating rate securities risk, credit risk, fixed income securities risk, interest rate risk, liquidity risk, market and management risk, prepayment or call risk, recent events risk, regulatory risk, US Government securities risk and yield risk. VCA 11 is also subject to foreign securities risk. Detailed descriptions of the principal risks are set forth in “Comparison of VCA 11 and the Government Money Market Portfolio” and the summary prospectus for the Government Money Market Portfolio included as Exhibit B.

Fees and Expenses

The Reorganization is structured so that your fees or expenses will not increase. The administration fee that you currently pay will not change. Because the management fee and other expenses of the Government Money Market Portfolio are higher than the investment management fee for VCA 11, Prudential will implement a fee waiver or expense reimbursement arrangement to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets, which is the amount of the current investment management fee paid by VCA 11. As a result, this arrangement means that the VCA 11 Contractholders/Participants will not have an increase in fees and expenses. Prudential is required by the Agreement and Plan of Reorganization to maintain this fee waiver or expense reimbursement arrangement for as long as VCA 11 invests in shares of the Government Money Market Portfolio unless otherwise provided by vote of Contractholders/Participants or by approval of the SEC or its staff.

The following table allows you to compare the various fees and expenses of VCA 11 and the Government Money Market Portfolio. The table reflects Class I shares of the Government Money Market that will be issued in connection with the Reorganization. Class I shares are the lowest available fee class and do not have a Rule 12b-1 fee. The column entitled “Post-Reorganization Combined (Pro-Forma)” shows fees and expenses assuming the Reorganization takes place. The fees and expenses shown for the Units of VCA 11 and shares of the Government Money Market Portfolio as set forth in the following table and in the example are based on the expenses for VCA 11 and for the Government Money Market Portfolio for the 12-month period ended June 30, 2016.

VCA 11		Government Money Market Portfolio	Post-Reorganization Combined (Pro Forma)
Participant Expenses(1)
Sales loads on purchases	None	None	None
Maximum deferred sales load	None	None	None
Exchange fee	None	None	None
New loan application fee	$100	None	$100
Annual contract fee (maximum)	$30	None	$30
Annual loan processing charge (maximum)	$60	None	$60

Annual Expenses (as a percentage of average net assets)
Mortality and expense risk fees	None	None	None
Investment management fees(2)	0.25%	0.30%*	0.30%*
Maximum administrative fees(3)	0.75%	None	0.75%
Other expenses(2)	None	0.04%	0.04%
Total expenses before waiver	1.00%	0.34%	1.09%
Waiver(4)	None	None	0.09%
Net expenses after waiver(4)	1.00%	0.34%	1.00%

*	Note: Effective as of February 16, 2016, the management fee for the Government Money Market Portfolio was reduced from 0.40% to 0.30%.

(1)	Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant’s investment in a contract is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant’s investment under the contract to cover such taxes or assessments, if any, when applicable. The rates of states that impose the taxes currently range from 0.5% to 3.5%.
(2)	After the Reorganization, VCA 11 will no longer pay an investment management fee. Instead, Participants will bear indirectly the investment management fee and other expenses of the Government Money Market Portfolio.
(3)	Prudential may, and does, impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the Contractholder’s retirement arrangement, as reflected in the three classes of Units of VCA 11 that may be issued: Class I Units bear the maximum Administrative Fee of 0.75%, Class II Units bear an Administrative Fee of 0.25%, and Class III Units bear an Administrative Fee of 0.20%.
(4)	Prudential will implement a fee waiver or expense reimbursement arrangement to offset any fees and expenses of the Government Money Market Portfolio in excess of 0.25% of average annual net assets. Prudential will implement this arrangement by making adjustments on a daily basis to the fees and expenses charged to VCA 11 based on the Government Money Market Portfolio’s net operating expense ratio reported in the most recent semi-annual or annual financial statements. Prudential is required by the Agreement and Plan of Reorganization to maintain this fee waiver or expense reimbursement arrangement for as long as VCA 11 invests in shares of the Government Money Market Portfolio unless otherwise provided by vote of Contractholders/Participants or by approval of the SEC or its staff.

Expense Example

The example is intended to help you compare the cost of investing in VCA 11 (shown in the first row of the table), the Government Money Market Portfolio currently (shown in the second row of the table), and the Government Money Market Portfolio assuming the Reorganization takes place (shown in the third row of the table). The example assumes that you redeem all of your interests or shares at the end of each time period, and that you reinvest all of your dividends. The following also assumes that total annual operating expenses remain the same throughout all periods. The example is for illustration purposes only and your actual expenses may be higher or lower than those shown.

Whether or not a contract is annuitized or surrendered at the end of the applicable time period, an investor would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets:

	1 Year	3 Years	5 Years	10 Years
VCA 11 (Standard Contract)	$102	$318	$552	$1,225
Government Money Market Portfolio (Class I shares)	$35	$109	$191	$431
Post-Reorganization Combined (Pro Forma)	$102	$318	$552	$1,225

INFORMATION ABOUT THE REORGANIZATION

This section provides a summary of the Reorganization and the Agreement and Plan of Reorganization (the “Plan”). You should read the actual Plan included as Exhibit A.

Reorganization

Under the Plan, as of the effective time of the Reorganization, the assets and liabilities of VCA 11 will be transferred to the Government Money Market Portfolio (“Government Money Market Portfolio”) in exchange for Class I shares of the Government Money Market Portfolio having an aggregate value equal to the net asset value of VCA 11. The Reorganization will involve the transfer of all of the assets and all of the liabilities of VCA 11 other than any assets or liabilities related to the administrative fee, which is related to the insurance aspects of the contracts and will continue to be charged by VCA 11 after the Reorganization.

Also as of the effective time of the Reorganization, VCA 11 will be restructured into a unit investment trust. As a unit investment trust, VCA 11 will no longer be a management investment company but instead will hold only one type of security (in this case, shares of the Government Money Market Portfolio). Consistent with the unit investment trust structure, VCA 11 will no longer have a Committee and instead will be operated by Prudential. The Government Money Market Portfolio is overseen by a Board of Trustees, a majority of whom are independent of Prudential under the rules established by the 1940 Act and the SEC.

Immediately following the Reorganization, each Contractholder/Participant will have an interest in the unit investment trust equal in value to that Contractholder/Participant’s interest in VCA 11 immediately prior to the Reorganization.

The Reorganization will not result in any changes to your contract or certificate, including your benefits.

The implementation of the Reorganization is subject to various conditions, including approval by Contractholder/Participants. The Plan may be terminated and the Reorganization abandoned at any time prior to the effective time, notwithstanding approval by Contractholder/Participants, by mutual consent of the Board of Trustees of The Prudential Series Fund, the Committee of VCA 11 and Prudential. If approved by Contractholders/Participants, the Reorganization will become effective on such date as may be mutually agreed upon by all parties to the Plan. After the Reorganization, Prudential may consolidate VCA 11 into other of its separate accounts. Such consolidation would not affect fees and charges or the investment in the Government Money Market Portfolio.

Costs of the Reorganization

Prudential will bear all expenses in connection with effecting the Reorganization including, without limitation: preparation and filing of the registration statement including this Prospectus/Proxy Statement; preparation and filing of any necessary SEC or state filings; proxy mailing and solicitation expenses; and all legal, accounting, audit and data processing services necessary to effect the Reorganization. We do not anticipate any brokerage costs associated with repositioning VCA 11’s portfolio holdings in anticipation of the Reorganization.

Reasons for the Reorganization

At the September 22, 2016 meeting of the Committee of VCA 11, PI presented the Reorganization to the Committee of VCA 11, with supporting materials prepared by PI regarding the reasons for the Reorganization and details regarding the Plan. PI stated that the Reorganization was being proposed due to the declining assets of VCA 11 and that Prudential had not issued new contracts under VCA 11 for more than twenty years. As a result, PI advised the Committee that the asset base of VCA 11 would not increase substantially in the foreseeable future, and that PI anticipated that VCA 11’s asset base would continue to decline in the future.

PI further stated that it had conferred closely with VCA 11’s subadviser, Prudential Fixed Income, and the subadviser had expressed the view that the continued decline in VCA 11’s asset base could interfere with its ability to properly manage VCA 11’s investment operations, and that it would become increasingly difficult to appropriately manage VCA 11’s portfolio of investments. PI explained to the Committee that the Government Money Market Portfolio was proposed as the acquiring fund, because of its similarity to VCA 11 in terms of investment objective, strategy and policies, and because it was currently managed by the same subadviser with the same portfolio management team as VCA 11. As of June 30, 2016, the net assets of VCA 11 were approximately $25 million. By comparison, the net assets of the Government Money Market Portfolio as of that date were approximately $755 million.

PI advised the Committee that, in its view, the larger asset base of the Government Money Market Portfolio would allow VCA 11’s Contractholders/Participants to invest in a pooled investment vehicle which currently accepts investments from a variety of Prudential separate accounts, and which therefore was likely to have a sustainable asset base for the foreseeable future.

PI advised the Committee that the Reorganization will also provide an organizational structure for VCA 11 that is more common in the variable annuity industry than the current organizational structure. Virtually all of Prudential’s other variable annuity products are structured with two tiers or levels: (1) an insurance company separate account that purchases shares of a mutual fund; and (2) the mutual fund that holds a diverse portfolio of investments. Currently, VCA 11 is organized as a one-tier structure consisting of an insurance company separate account that invests directly in a portfolio of investments. The reorganization will move VCA 11 from a one-tier structure to the more common two-tier structure.

PI noted that the new structure will provide a different voting procedure, with more flexibility for the operation of VCA 11. Currently, if there is a matter requiring a Contractholder/Participant vote, a meeting of VCA 11 is called, proxies are solicited, and action may be taken only if proxies are received to establish a quorum. Under the proposed two-tier structure, if there is a matter requiring a vote of shareholders of the Government Money Market Portfolio, the insurance companies holding shares in their separate account, such as Prudential with respect to VCA 11, will seek voting instructions from investors, including VCA 11 Contractholders/Participants. The participation by the insurance companies as record holders of the Government Money Market Portfolio shares will ensure that there is a quorum. Under this procedure, a vote can be determined by a small number of contract owners. However, the procedure allows for more efficient voting and avoids situations where action cannot be taken if sufficient proxy cards are not returned, a problem that VCA 11 has encountered in the past.

PI explained to the Committee that the Reorganization is not expected to have any federal income tax impact on Contractholders/Participants and that the Reorganization would not change contracts or certificates, including any benefits.

PI explained that the Reorganization was in the best interests of Contractholders/Participants and that the interests of the existing Contractholders/Participants interests would not be diluted as a result of the Reorganization (because the value of a Contractholder/Participant’s investment in VCA 11 would be the same both immediately before and immediately after the Reorganization).

All of the members of the VCA 11 Committee who are not “interested persons” (as such term is defined in the 1940 Act) (the “Independent Committee Members”) met separately with their independent legal counsel to review and consider the proposal, information about VCA 11 and the Government Money Market Portfolio, and the proposed Reorganization and Plan and the supporting materials provided.

At the September 22, 2016 meeting, the Committee, including the Independent Committee members, unanimously approved the Plan and recommended that Contractholders/Participants also approve the Plan. The Committee determined that: (1) participation in the Reorganization is in the best interests of VCA 11; and (2) the interests of existing Contractholders/Participants of VCA 11 would not be diluted as a result of the Reorganization. In approving the Reorganization, based on information provided to them by PI, the Board considered a number of factors, including:

•	The declining asset base of VCA 11, and PI’s expectation that the asset base will continue to decline in the future;

•	The view of PI and the subadviser that the continued decline in VCA 11’s asset base could interfere with the ability to properly manage VCA 11’s investment operations;

•	The opportunity to combine the VCA 11 assets with the Government Money Market Portfolio, which has a substantially similar investment objective and a larger asset base;

•	The contractual fee waiver and expense limitation arrangement provided by Prudential so that the Reorganization will not result in an increase in fees or expenses;

•	The Reorganization will not result in any changes in the contracts or certificates of the Contractholders/Participants;

•	The fact that Prudential will pay any expenses in connection with the Reorganization;

•	The statement by PI that the Reorganization is not expected to have a federal income tax impact on Contractholders/Participants; and

•	PI’s recommendation that the Reorganization be approved and that it is in the best interests of Contractholders/Participants and that their interests in VCA 11 will not be diluted as a result of the Reorganization.

The Committee of VCA 11, including all of the Independent Committee Members, unanimously recommends approval of the Plan.

Description of the Government Money Market Portfolio’s Shares

VCA 11 will receive shares of the Government Money Market Portfolio in accordance with the procedures provided for in the Plan. Each such share will be fully paid and non-assessable when issued, which means that the consideration for the shares has been paid in full and the issuing fund may not impose levies on shareholders for more money, respectively. Full and fractional Class I shares of the Government Money Market Portfolio will be issued to VCA 11 in accordance with the procedures detailed in the Plan. The Government Money Market Portfolio will not issue share certificates; rather, the ownership of the shares will be recorded on the books of the Government Money Market Portfolio. The shares of the Government Money Market Portfolio issued to VCA 11 will have no pre-emptive or conversion rights.

Federal Income Tax Consequences

The Reorganization is not expected to result in the realization of taxable income or loss to Prudential, VCA 11 or the Government Money Market Portfolio. The Reorganization is not expected to result in tax consequences to Contractholders/Participants.

As a condition to the closing of the Reorganization, Prudential, VCA 11 and Government Money Market Portfolio will receive an opinion from the law firm of Goodwin Procter LLP to the effect that, on the basis of the existing provisions of the Internal Revenue Code (the “Code”), US Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

(1)	Prudential (including VCA 11) will not recognize any gain or loss as a result of the restructuring of VCA 11 as a unit investment trust;

(2)	Prudential (including VCA 11) will not recognize any gain or loss as a result of the transfer of VCA 11’s assets to the Government Money Market Portfolio in exchange for shares of the Government Money Market Portfolio and the assumption by the Government Money Market Portfolio of VCA 11’s liabilities;

(3)	The Government Money Market Portfolio’s basis in VCA 11’s assets received will be the same as Prudential’s basis in those assets immediately prior to the Reorganization;

(4)	The Government Money Market Portfolio’s holding period for the transferred assets will include VCA-11’s holding period therefore;

(5)	No gain or loss will be recognized by the Government Money Market Portfolio upon the receipt of VCA 11’s assets solely in exchange for the issuance of Government Money Market Portfolio’s shares and the assumption of VCA 11’s liabilities;

(6)	No gain or loss will be recognized by the Contractholders/Participants as a result of the Reorganization;

(7)	Prudential’s aggregate basis in the shares of the Government Money Market Portfolio received in the Reorganization will be the same as the aggregate adjusted basis of the assets surrendered in exchange therefor increased by the share of any liabilities of the Government Money Market Portfolio that are allocated to VCA 11 under Section 752 of the Code; and

(8)	Prudential’s holding period in the shares of the Government Money Market Portfolio received in the Reorganization will include its holding period for the assets surrendered in exchange therefore, provided that at the time of the exchange, such assets were held as capital assets.

Pro Forma Capitalization

The following table sets forth the capitalization of VCA 11 and the Government Money Market Portfolio as of June 30, 2016 and the capitalization of the Government Money Market Portfolio on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

Capitalization of VCA 11,

Government Money Market Portfolio and

Government Money Market Portfolio (Pro Forma)

(as of October 31, 2016) (Unaudited)

	VCA 11 (Standard Contract)	VCA 11 (0.50% Contract)	VCA 11 (0.45% Contract)	Government Money Market Portfolio	Adjustments (Pro Forma)	Government Money Market Portfolio (Pro Forma)*	VCA 11 (Standard Contract) (Pro Forma)*	VCA 11 (0.50% Contract) (Pro Forma)*	VCA 11 (0.45% Contract) (Pro Forma)*
Shares/Units Outstanding
Accumulation Unit Values	6,739,752	426,172	299,562	—	—	—	6,793,752	426,172	299,562
Class I Shares	—	—	—	73,559,778	2,401,311	75,961,089	—	—	—
Equity of Participants/Total Net Assets	$21,472,398	$1,490,214	$1,050,501	$735,627,716	$24,013,113	$759,640,829	$21,472,398	$1,490,214	$1,050,501
Net Asset Value Per Unit or Share	$3.1859	$3.4967	$3.5068	$10.00	—	$10.00	$3.1859	$3.4967	$3.5068

*	Both VCA 11 and Government Money Market Portfolio will continue to exist. VCA 11 will transfer its assets to the Government Money Market Portfolio but will retain its current value. The Government Money Market Portfolio’s assets will increase by the amount of assets received from VCA 11.

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value of VCA 11 and number of shares outstanding of the Government Money Market Portfolio at the time of the Reorganization.

COMPARISON OF VCA 11 AND THE GOVERNMENT MONEY MARKET PORTFOLIO

The following section compares VCA 11 and the Government Money Market Portfolio and their objectives, strategies, risks and past performance. For more information about the Government Money Market Portfolio, see Exhibit B, which includes the prospectus for the Government Money Market Portfolio, dated September 12, 2016. For more information about VCA 11, see the Medley prospectus dated May 1, 2016, which has previously been delivered to Contractholders/Participants.

Investment Objectives

VCA 11’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Government Money Market Portfolio’s investment objective is the maximum current income that is consistent with the stability of capital and the maintenance of liquidity. Accordingly, both VCA 11 and the Government Money Market Portfolio have substantially similar investment objectives.

Principal Investment Strategies

As noted above, VCA 11 and the Government Money Market Portfolio have substantially similar investment objectives. In addition, VCA 11 and the Government Money Market Portfolio have the same subadviser, the Prudential Fixed Income unit of PGIM, Inc., and the same portfolio management team. Prudential Fixed Income manages VCA 11 and the Government Money Market Portfolio in a substantially similar manner, using similar investment processes, research, and proprietary technical models.

The Government Money Market Portfolio invests virtually all of its assets in short-term debt obligations issued by the US Government and its agencies and instrumentalities. VCA 11 also invests in short-term debt obligations issued by the US Government, but also may, and does, invest in short-term debt obligations issued by private issuers such as banks and corporations. The Government Money Market Portfolio is subject to the credit, liquidity and all of the other requirements applicable to money market funds. In addition, as a “government” money market fund, the Government Money Market Portfolio is required to invest virtually all of its assets in US Government securities, cash, and/or repurchase agreements that are fully collateralized with cash or government securities. The Government Money Market Portfolio has a policy to invest under normal conditions at least 80% of its net assets in US Government securities and/or repurchase agreements that are collateralized by government securities, but it typically invests virtually all of its assets in these securities. Prior to the Reorganization, the portfolio of VCA 11 will be transitioned so that it includes primarily short-term debt obligations issued by the US government and its agencies and instrumentalities.

Principal Risks

VCA 11 and the Government Money Market Portfolio are subject to many of the same principal risks. The principal risks that apply to both VCA 11 and the Government Money Market Portfolio are further discussed below. Although Government Money Market Portfolio may not invest in foreign securities, VCA 11 may invest in certain types of foreign securities. As a result, VCA 11 is also subject to the risks of investing in foreign securities. The risks posed by foreign securities include the fact that foreign banks and companies are generally not subject to the same types of regulatory requirements to which US banks and companies are subject. Foreign political developments may adversely affect the value of foreign securities. The foreign securities may be affected by changes in foreign currency rates.

Adjustable and Floating Rate Securities Risk. The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for a fund to dispose of them if the issuer defaults.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; due to decreases in liquidity, a fund may be unable to sell its securities holdings at the price it values the security or at any price; the fund’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the fund’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US are at, or near, historic lows.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and a fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the fund’s holdings may fall sharply. This is referred to as “extension risk.” A fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. A fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk. A fund may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The fund may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the fund’s net asset value.

Market and Management Risk. Markets in which a fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for a fund may not produce the intended or desired results.

Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by a fund when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. Each fund is subject to a variety of laws and regulations which govern its operations. Each fund is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which a fund invests are also subject to considerable regulation. A change in laws and regulations may materially impact a fund, a security, business, sector or market.

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk. The amount of income received by a fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low a fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately. For example, a fund’s investment manager may discontinue any temporary voluntary fee limitation.

Organization of the Funds

VCA 11 is organized under New Jersey law as a separate account of Prudential. VCA 11 is also registered under the 1940 Act with the SEC as an open-end management investment company. Prudential issued variable annuity contracts offering VCA 11 as an investment option. VCA 11 is overseen by the Committee. After the Reorganization VCA 11 will continue to exist as a separate account of Prudential, but will change its form of registration under the 1940 Act from an open-end management investment company to a unit investment trust. The Committee will not exist after the Reorganization, consistent with the restructuring as a unit investment trust.

The Government Money Market Portfolio is a separate diversified series of The Prudential Series Fund, which is organized as a Delaware statutory trust. The Prudential Series Fund is registered under the 1940 Act with the SEC as an open-end management investment company. The Government Money Market Portfolio issues shares of beneficial interest. The Prudential Series Fund, including the Government Money Market Portfolio, is overseen by the Board of Trustees.

Investment Manager and Subadvisers

Prudential Investments LLC (“PI”) is the investment manager for both VCA 11 and the Government Money Market Portfolio. PI is registered with the SEC as an investment adviser, and is an indirect wholly-owned subsidiary of Prudential Financial. PI is responsible for the overall management of the investment operations of both VCA 11 and the Government Money Market Portfolio, including oversight of the subadvisers. PI’s principal place of business is at 655 Broad Street, Newark, New Jersey 07102.

PI has engaged PGIM, Inc., through its Prudential Fixed Income unit, to serve as subadviser and to make the day-to-day investment decisions for each of VCA 11 and the Government Money Market Portfolio. PI pays a fee to Prudential Fixed Income out of the fees each of VCA 11 and the Government Money Market Portfolio pay to PI. PGIM, Inc. which is located at 655 Broad Street, Newark, New Jersey 07102, is registered with the SEC as an investment adviser and is an indirect wholly-owned subsidiary of Prudential Financial.

Manager of Managers

Both VCA 11 and the Government Money Market Portfolio may rely on exemptive orders from the SEC that permit each investment company to employ a “manager of managers” structure (“Multi-Manager Order”). Pursuant to the Multi-Manager Order, PI is permitted to enter into and materially amend a subadvisory agreement with certain subadvisers with board approval and without shareholder approval.

Performance

The charts below show the performance histories of each of VCA 11 and the Government Money Market Portfolio as of December 31, 2015.

VCA 11:

Average Annual Total Returns	7-Day Current Net Yield	1-Year	5-Years	10-Years	Since Inception
VCA 11—Standard Contract	-0.65%	-0.79%	-0.79%	0.55%	—
VCA 11—0.50% Contract	-0.15	-0.29	-0.30	1.05	—
VCA 11—0.45% Contract	-0.10	-0.24	—	—	-0.25%
Citigroup 3-Month Treasury Bill Index	—	0.05	0.06	1.09	—

The yield quotation more closely reflects the current earnings of VCA 11 than the total return quotation.

0.45% contract inception: 4/1/2011.

Unless noted otherwise, Index since inception returns reflect performance beginning the closest month-end date to VCA 11’s inception of the 0.45% contract.

VCA 11

ONE-YEAR TOTAL RETURN FOR THE

PAST 10 YEARS

For the year ended December 31, 2015, the value of the standard contract for VCA-11 returned -0.79%, the value of a contract with annual expenses of 0.50% returned -0.29%, and the value of a contract with annual expenses of 0.45% returned -0.24%.

Government Money Market Portfolio:

Average Annual Total Returns	7-Day* Current Net Yield	1-Year	5-Year	10-Year
Portfolio	0.00%	0.00%	0.01%	1.27%
Lipper (VIP) Money Market Funds Average	N/A	-0.03	-0.02	1.16

The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. Portfolio performance is net of investment fees and fund expenses, but not contract charges, which, if included, would significantly lower the performance quoted. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

7-DAY CURRENT NET YIELD

For the year ended December 31, 2015, the Government Money Market Portfolio returned 0.00%. Note: Prior to September 12, 2016, the Portfolio operated under the name “Money Market Portfolio” as a prime money market fund and invested in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold. Consequently, the performance information shown above may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.

VOTING INFORMATION

As of November 21, 2016 (the “Record Date”), the number of Units of VCA 11 and the number of Class I shares of the Government Money Market Portfolio are as listed in the table at Exhibit C.

To the knowledge of VCA 11, as of the Record Date, no person, except as set forth in the table at Exhibit C, owned Units attributable to 5% or more of the assets of VCA 11. To the knowledge of the Government Money Market Portfolio, as of the Record Date, no person, except as set forth in the table at Exhibit C, owned of record 5% or more of the outstanding shares of the Government Money Market Portfolio.

To the knowledge of VCA 11, as of the Record Date, no person beneficially owned Units attributable to 5% or more of the assets of VCA 11. To the knowledge of the Government Money Market Portfolio, as of the Record Date, no person beneficially owned 5% or more of the outstanding shares of any class of the Government Money Market Portfolio. On the Record Date, the Trustees and officers of The Prudential Series Fund, as a group, owned less than one percent of the outstanding shares of beneficial interest of the Government Money Market Portfolio.

Required Vote. Approval of the Reorganization requires the affirmative vote of a majority of the Units outstanding of VCA 11, as defined by the 1940 Act. For purposes of the 1940 Act, a majority of VCA 11’s Units is the lesser of (i) 67% of VCA 11’s Units represented at a meeting at which more than 50% of VCA 11’s Units are present in person or represented by proxy, or (ii) more than 50% of VCA 11’s Units.

Voting Rights. Under most Section 403(b) plans, Participants have voting rights in VCA 11, and this proxy statement will be sent to them. Under some qualified plans, the Contractholder will have the voting rights. In general, for qualified plans with a trustee, we will send the proxy statement to the Contractholder so it can determine whether the plan provides for voting by the Contractholder or the Participants.

You are receiving this proxy statement because you have voting rights in VCA 11 as of the Record Date. The person having voting rights is entitled to the number of votes and fractions thereof equal to the number of dollars and fractions thereof in the individual accumulation account(s) in VCA 11 as of close of business on the Record Date. Prudential is entitled to vote any Units representing its own funds invested in VCA 11 as of the Record Date. Prudential will cast any votes based on any of its own funds in the same proportions as all other persons having voting rights represented at the Meeting in person or by proxy. For example, if 90% of votes received from persons having voting rights in VCA 11 are in favor of the Reorganization, Prudential will cast 90% of its votes in VCA 11 in favor of the Reorganization.

Quorum. The presence, in person or by proxy, of more than 35% of the votes which may be cast will constitute a quorum for the transaction of business at the Meeting. If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of those Units present and entitled to vote at the Meeting in person or by proxy. When voting on a proposed adjournment, the persons named as proxies will vote FOR the proposed adjournment all Units other than those Units as to which they have been directed to vote against the Reorganization, in which case, such Units will be voted AGAINST the proposed adjournment with respect to the Reorganization.

If a proxy that is properly executed and returned is accompanied by instructions to withhold authority to vote (an abstention) or represents a broker “non-vote” (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote on a particular matter with respect to which the broker or nominee does not have discretionary power), the Units represented thereby will be considered present for purposes of determining a quorum but will have the effect of a vote against the Reorganization. Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against the Reorganization.

In the event that sufficient votes to obtain a quorum have not been obtained, VCA 11 may request that one or more brokers submit a specific number of broker non-votes in order to obtain quorum. VCA 11 would only take such actions if it believed such actions would result in quorum and VCA 11 had already received or expected to receive sufficient votes to approve the Reorganization at the Meeting.

Voting Instructions. The individuals named as proxies on the enclosed voting instruction forms will vote in accordance with your direction as indicated thereon if your card is received properly executed by you or by your duly appointed agent or attorney-in-fact. If your card is properly executed and you give no voting instructions, your Units will be voted FOR the Reorganization. You may revoke any voting instruction form by giving another proxy or by letter or telegram revoking the initial proxy. To be effective your revocation must be received by VCA 11 prior to the Meeting and must indicate your name and account number.

Contractholders/Participants may revoke their instructions, but to be effective, Prudential must receive written notice of the revocation prior to 6 p.m. on January 26, 2017. Alternatively, Contractholders/Participants may attend the Meeting and vote in person, in which case any prior instructions provided will be revoked. This solicitation is being made by mail, but it also may be made by telephone, electronic mail or facsimile.

Prudential will bear the costs of this proxy solicitation, including the costs of any solicitation or other services furnished by D.F. King & Co. Inc. Contractholders/Participants voting via the Internet should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by the Contractholders/Participants.

OTHER INFORMATION

Other Business

The Committee of VCA 11 knows of no other matters which are likely to be brought before the Meeting. In the event any other matters do properly come before the Meeting, however, the persons named in the enclosed proxy will vote the proxies in accordance with their best judgment.

Contractholder/Participant Proposals

VCA 11 does not hold regular contract owner meetings. Contractholders/Participants wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting (if any) should send their written proposals to the principal executive offices of VCA 11 at the address set forth on the cover of this Proxy Statement/Prospectus.

Proposals must be received a reasonable time prior to the date of a meeting of Contractholders/Participants to be considered for inclusion in the proxy materials for a meeting. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. If the Reorganization is approved, there will be no future meetings of VCA 11 Contractholders/Participants (but there may be shareholder meetings of the Government Money Market Portfolio).

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit A	Agreement and Plan of Reorganization

Exhibit B	Prospectus for Government Money Market Portfolio

Exhibit C	Ownership of Shares as of Record Date

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”), entered into as of October 20, 2016 by and among The Prudential Insurance Company of America (“Prudential”), a life insurance company organized and existing under the laws of the State of New Jersey, The Prudential Variable Contract Account-11 (“VCA-11”), a separate account established and existing under the insurance laws of the State of New Jersey, and The Prudential Series Fund (“Trust”), a Delaware statutory trust, on behalf of its series, the Government Money Market Portfolio (“Government Money Fund”).

WHEREAS, VCA-11 is registered with the Securities and Exchange Commission (the “Commission”) as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “1940 Act”); and

WHEREAS, VCA-11 currently supports interests under variable annuity contracts (the “Contracts”) that were registered under the Securities Act of 1933 (the “1933 Act”), and while those registration statements remain in effect and additional purchase payments are accepted under Contracts issued to existing plans, Contracts are no longer being issued to new plans; and

WHEREAS, Prudential Investments LLC, an affiliate of Prudential, serves as investment adviser to VCA-11; and

WHEREAS, PGIM, Inc., an affiliate of Prudential, serves as investment subadviser to VCA-11; and

WHEREAS, the Trust is registered with the Commission as an open-end, management investment company and the Government Money Fund is a diversified series thereof; and

WHEREAS, the Government Money Fund has the same investment adviser and the same investment subadviser as VCA-11, and VCA-11 and the Government Money Fund both invest primarily in short-term debt securities; and

WHEREAS, the Committee of VCA-11 has approved the transfer of assets of VCA-11 to the Government Money Fund in exchange for Class I shares of the Government Money Fund and the restructuring of VCA-11 into a unit investment trust (the “New UIT”), and the New UIT shall be registered with the Commission under the 1940 Act as a unit investment trust (the “Reorganization”); and

WHEREAS, prior to the Reorganization, VCA-11 shall invest in a portfolio of securities consistent with the investment objective and strategy of the Government Money Fund; and

WHEREAS, following the Reorganization, the New UIT shall be a passive investment vehicle with no Committee, no investment adviser and no managed portfolio of investments, and the New UIT shall invest exclusively in Class I shares of the Government Money Fund; and

WHEREAS, the Committee of VCA-11 has considered and approved the actions contemplated by this Agreement; and

WHEREAS, the Board of Trustees of the Trust, on behalf of the Government Money Fund, has considered and approved the actions contemplated by this Agreement; and

WHEREAS, this Agreement is conditioned upon approval of the Reorganization described herein by vote of a majority of the votes represented in person or by proxy at a meeting of the owners of the Contracts (the “Contract Owners”) called for that purpose, or any adjournments thereof.

NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

ARTICLE I

Closing Date

SECTION 1.01. The Reorganization contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the “Closing Date”). The Effective Time of the Reorganization (“Effective Time”) shall be after the close of business on the Closing Date as mutually agreed upon by all parties to this Agreement.

SECTION 1.02. The parties agree to use their best efforts to obtain all necessary regulatory and Contract Owner approvals and perform all other acts necessary or desirable to complete the Reorganization as of the Closing Date.

ARTICLE II

Reorganization Transactions

SECTION 2.01. As of the Effective Time, Prudential, on behalf of VCA-11, shall sell, assign, and transfer all cash, securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable of VCA-11 (collectively, “Portfolio Assets”) to the Government Money Fund. The Portfolio Assets shall not include any assets related to the administrative fee, which will apply to the New UIT after the Reorganization.

SECTION 2.02. In exchange for the Portfolio Assets, the Government Money Fund shall issue to VCA-11 Class I shares of the Government Money Fund, and the Government Money Fund shall assume any unsatisfied liability incurred by VCA-11 before the Effective Time (other than any liability associated with the administrative fee). The number of Class I shares of the Government Money Fund to be issued to VCA-11 shall be determined by dividing the value of the net assets of VCA-11 to be transferred, as of the valuation time of VCA-11 and the Government Money Fund on the Closing Date, by the per share value assigned to the shares of the Government Money Fund as of that time.

SECTION 2.03. VCA-11 shall be restructured from a managed separate account to a unit investment trust under the Investment Company Act of 1940, which shall be the New UIT.

SECTION 2.04. As of the Effective Time, Prudential shall cause the shares of the Government Money Fund it receives pursuant to Section 2.02 above to be duly and validly recorded and held on its records as assets of the New UIT, such that the value of a Contract Owner’s interest in the New UIT immediately after the Effective Time shall then be equivalent to the Contract Owner’s interests in VCA-11 immediately before the Effective Time.

SECTION 2.05. The shares of the Government Money Fund to be issued hereunder shall be issued in book entry form without the issuance of certificates.

SECTION 2.06. Following the Reorganization, Prudential may consolidate the New UIT with other of its separate accounts.

SECTION 2.07. Following the Reorganization, Prudential will implement a fee waiver or expense reimbursement arrangement at the New UIT level to offset any fees and expenses of the Government Money Fund in excess of 0.25% of average annual net assets (i.e., the current management fee paid by VCA-11).

Prudential shall maintain this fee waiver or expense reimbursement arrangement for as long as the New UIT invests in shares of the Government Money Fund unless otherwise provided by Contract Owner vote or by approval of the U.S. Securities and Exchange Commission (“SEC”) or its staff.

ARTICLE III

Representations and Warranties by VCA-11

VCA-11 makes the following representations and warranties:

(a) VCA-11 is a separate account of Prudential under New Jersey insurance law and is validly existing and in good standing under the laws of that jurisdiction. VCA-11 is duly registered under the 1940 Act as an open-end, management investment company and all of the interests in VCA-11 were sold pursuant to an effective registration statement filed under the 1933 Act.

(b) The financial statements appearing in VCA-11’s Annual Report to Contract Owners for the fiscal year ended December 31, 2015, audited by KPMG LLP, fairly present the financial position of VCA-11 as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in VCA-11’s Semi-Annual Report to Contract Owners for the six-month period ended June 30, 2016 present the financial position of VCA-11 as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(c) VCA-11 has the necessary power and authority to conduct VCA-11’s business as such business is now being conducted.

(d) VCA-11 is not a party to or obligated under any provision of its governing documents, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(e) VCA-11 does not have any unamortized or unpaid organizational fees or expenses.

(f) VCA-11 has satisfied the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), as of the last day of each calendar quarter after December 15, 1986.

(g) As of the Effective Time, VCA-11 will have good and marketable title to all of the securities and other assets shown on VCA-11’s statement of assets and liabilities provided in connection with the Reorganization, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially adversely affect title thereto.

(h) Except as may be disclosed in VCA-11’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against VCA-11.

(i) There are no known actual or proposed deficiency assessments with respect to any taxes payable by VCA-11.

(j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary actions of VCA-11’s Committee, and this Agreement constitutes a valid and binding obligation enforceable in accordance with its terms (assuming Contract Owner approval of the Agreement).

ARTICLE IV

Representations and Warranties by the Trust on behalf of the Government Money Fund

The Trust makes the following representations and warranties about the Government Money Fund:

(a) The Government Money Fund is a series of the Trust, a business trust organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Government Money Fund shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act.

(b) The Trust on behalf of the Government Money Fund is authorized to issue an unlimited number of Government Money Fund shares, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights.

(c) The financial statements appearing in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2015, audited by KPMG LLP, fairly present the financial position of the Government Money Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis. The unaudited financial statements appearing in the Trust’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2016 present the financial position of the Government Money Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

(d) The Trust has the necessary power and authority to conduct the Government Money Fund’s business as such business is now being conducted.

(e) The Trust on behalf of the Government Money Fund is not a party to or obligated under any provision of the Trust’s Declaration of Trust, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(f) The Government Money Fund has satisfied the diversification and look-through requirements of Section 817(h) of the Code since its inception and will continue to satisfy such requirements at the Closing.

(g) Except as may be disclosed in the Trust’s current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against the Government Money Fund.

(h) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Government Money Fund.

(i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary actions of the Trust’s Board of Trustees, and this Agreement constitutes a valid and binding obligation enforceable in accordance with its terms.

(j) The Trust anticipates that consummation of this Plan will not cause the Government Money Fund to fail to conform to the requirements of Section 817(h) at the end of each tax quarter.

ARTICLE V

Intentions of VCA-11 and the Trust on behalf of the Government Money Fund

(a) The Trust intends to operate the Government Money Fund’s business as presently conducted between the date hereof and the Closing Date.

(b) The parties intend that VCA-11 will not acquire the Government Money Fund shares for any purpose other than to holding the shares in the New UIT.

(c) VCA-11 and the Trust intend that, by the Closing Date, any Federal and other tax returns and reports required by law to be filed on or before such date by VCA-11 or the Trust on behalf of the Government Money Fund shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) The Trust intends to mail to each Contract Owner entitled to vote at the Contract Owner meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(e) The Trust intends to file with the SEC a registration statement on Form N-14 under the 1933 Act relating to the shares of the Government Money Fund issuable hereunder (“Registration Statement”), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Contract Owner meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

ARTICLE VI

Conditions Precedent to the Reorganization

The obligations of the parties hereunder to effect the Reorganization shall be subject to satisfaction of each of the following conditions:

(a) That all the representations and warranties contained herein concerning VCA-11 and the Government Money Fund shall be true and correct as of the Closing with the same effect as those made as of and at such date; and that the performance of all obligations required by this Plan to be borne by the parties shall occur prior to the Effective Time.

(b) The SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act nor threatened or instituted any proceeding seeking to enjoin consummation of the Reorganization contemplated hereby.

(c) The appropriate parties shall have made all necessary filings, if any, with, and received all necessary approvals from, state insurance authorities.

(d) VCA-11 shall have filed on Form N-4 a post-effective amendment to its registration statement under the 1933 Act and the 1940 Act, and such additional amendments thereto as may be necessary or desirable to effect the purposes of the Agreement and the Reorganization.

(e) At a meeting of the Contract Owners called for such purpose (or any adjournments thereof), a majority of the votes represented in person or by proxy shall have voted in favor of approving this Agreement and the Reorganization contemplated hereby.

(f) Prudential, VCA-11 and the Government Money Fund shall have received an opinion of Goodwin Procter LLP as to the federal income tax consequences of the Reorganization in form and substance reasonably satisfactory to Prudential, VCA-11 and the Government Money Fund to the effect that, as of the Closing Date:

(1) Prudential (including VCA-11) will not recognize any gain or loss as a result of the restructuring of VCA-11 as a New UIT;

(2) Prudential (including VCA-11) will not recognize any gain or loss as a result of the transfer of VCA-11’s assets to Government Money Fund in exchange for shares of the Government Money Fund and the assumption by the Government Money Fund of VCA-11’s liabilities;

(3) The Government Money Fund’s basis in VCA-11’s assets received will be the same as VCA-11’s basis in those assets immediately prior to the Reorganization;

(4) The Government Money Fund’s holding period for the transferred assets will include VCA-11’s holding period therefor;

(5) No gain or loss will be recognized by the Government Money Fund upon the receipt of VCA-11’s assets solely in exchange for the issuance of Government Money Fund’s shares and the assumption of VCA-11’s liabilities;

(6) No gain or loss will be recognized by the Contract Owners as a result of the Reorganization;

(7) Prudential’s aggregate basis in the shares of the Government Money Fund received in the Reorganization will be the same as the aggregate adjusted basis of the assets surrendered in exchange therefor increased by the share of any liabilities of the Government Money Fund that are allocated to VCA-11 under Section 752 of the Code; and

(8) Prudential’s holding period in the shares of the Government Money Fund received in the Reorganization will include its holding period for the assets surrendered in exchange therefore, provided that at the time of the exchange, such assets were held as capital assets.

(g) Each party shall have furnished, as reasonably requested by any other party, other legal opinions, officers’ certificates, incumbency certificates, certified copies of board or committee resolutions, good standing certificates, and other closing documentation.

ARTICLE VII

Expenses

Prudential shall bear all expenses in connection with effecting the Reorganization contemplated by this Agreement including, without limitation: preparation and filing of the Registration Statement; preparation and filing of the post-effective amendment to the Registration Statement for VCA-11 and any necessary SEC or state filings; proxy mailing and solicitation expenses; and all legal, accounting, and data processing services necessary to effect the Reorganization.

ARTICLE VIII

Miscellaneous

This Agreement may be terminated and the Reorganization abandoned at any time prior to the Effective Time, notwithstanding approval by the Contract Owners, by mutual consent of the Board of the Trust, the Committee of VCA-11 and Prudential.

At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party who is entitled to the benefit thereof by action taken by the Board of the Trust, the Committee of VCA-11 or Prudential if, in the judgment of such Board, Committee or Prudential, as applicable, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement.

If any order or other action of the SEC or state regulator with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions that are determined by action of the Board of the Trust and the Committee of VCA-11 to be acceptable, such terms and conditions shall be binding as if part of this Agreement without further vote or approval of the Contract Owners, unless such terms and conditions shall result in a reduction in the value of the Contract Owner’s investment in connection with the Reorganization, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the Contract Owners prior to the meeting at which the Agreement shall have been approved.

If, at any time after the Closing Date, the New UIT, the Government Money Fund, or Prudential determine that any further conveyance, assignment, documentation, or action is necessary or desirable to complete the Reorganization contemplated by this Agreement or to confirm full title to the assets transferred, the appropriate party or parties shall execute and deliver all such instruments and take all such actions.

This Agreement shall be governed by and construed and enforced in accordance with the laws of the State of New Jersey, without regard to its principles of conflicts of law.

IN WITNESS WHEREOF, as of the day and year first above written, each of the parties has caused this Agreement to be executed on its behalf.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

By: /s/ Douglas McIntosh, Jr.

Name: Douglas McIntosh, Jr.

Title: Vice President

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-11

By: /s/ Scott E. Benjamin

Name: Scott E. Benjamin

Title: Vice President

THE PRUDENTIAL SERIES FUND, on behalf of its series, the Government Money Market Portfolio

By: /s/ Timothy S. Cronin

Name: Timothy S. Cronin

Title: President

EXHIBIT B

Prospectus for Government Money Market Portfolio

SUMMARY PROSPECTUS • SEPTEMBER 12, 2016

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Portfolio online at www.prudential.com/variableinsuranceportfolios. You can also get this information at no cost by calling 1-800-346-3778 or by sending an e-mail to: service@prudential.com. The Portfolio’s Prospectus and SAI, both dated September 12, 2016, as supplemented and amended from time to time, and the Portfolio’s most recent shareholder report, dated December 31, 2015 are all hereby incorporated by reference into (legally made a part of) this Summary Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is the maximum current income that is consistent with the stability of capital and the maintenance of liquidity.

PORTFOLIO FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fees	.30%
+ Distribution and/or Service Fees (12b-1 Fees)	None
+ Other Expenses	.04%
= Total Annual Portfolio Operating Expenses(1)	.34%

(1)Total annual portfolio operating expenses shown in the table above are lower than as shown in the financial statements, because the table reflects the permanent reduction of the Portfolio’s management fee from 0.40% to 0.30% which was effective on February 16, 2016.

Example. The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Class I Shares	$35	$109	$191	$431

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Portfolio invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. Government securities include US Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities. The Portfolio has a policy to invest under normal conditions at least 80% of its net assets in government securities and/or repurchase agreements that are collateralized by government securities.

1SUMPROS	B-1

The Portfolio invests only in securities that have remaining maturities of 397 days or less, or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulations. The Portfolio seeks to invest in securities that present minimal credit risk. The Portfolio may invest significantly in securities with floating or variable rates of interest.

The Portfolio seeks to maintain a stable net asset value of $10.00 per share. In other words, the Portfolio attempts to operate so that shareholders do not lose any of the principal amount they invest in the Portfolio. Of course, there can be no assurance that the Portfolio will achieve its goal of a stable net asset value, and shares of the Portfolio are neither insured nor guaranteed by the US government or any other entity. For instance, the issuer or guarantor of a portfolio security or the other party to a contract could default on its obligation, and this could cause the Portfolio’s net asset value per share to fall below $10.00. In addition, the income earned by the Portfolio will fluctuate based on market conditions, interest rates and other factors.

In a low interest rate environment, the yield for the Portfolio, after deduction of operating expenses, may be negative even though the yield before deducting such expenses is positive. A negative yield may also cause the Portfolio’s net asset value per share to fall below $10.00. Prudential Investments LLC may decide to reimburse certain of these expenses to the Portfolio in order to maintain a positive yield, however they are under no obligation to do so and may cease doing so at any time without prior notice.

Principal Risks of Investing in the Portfolio. The risks summarized below are the principal risks of investing in the Portfolio. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $10 per share, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Adjustable and Floating Rate Securities Risk. The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the “Annual Portfolio Operating Expenses” table above for a variety of reasons, including, for example, if the Portfolio’s average net assets decrease.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings at the price it values the security or at any price; the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with rising interest rates are currently heightened because interest rates in the US are at, or near, historic lows.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolio may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolio’s holdings may fall sharply. This is referred to as “extension risk.” The Portfolio may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Portfolio may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio’s net asset value.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

B-2

Prepayment or Call Risk. Prepayment or call risk is the risk that issuers will prepay fixed-rate obligations held by the Portfolio when interest rates fall, forcing the Portfolio to reinvest in obligations with lower interest rates than the original obligations. Mortgage-related securities and asset-backed securities are particularly subject to prepayment risk.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC and/or the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

US Government Securities Risk. US Government securities may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the US Government, and may not be backed by the full faith and credit of the US Government.

Yield Risk. The amount of income received by the Portfolio will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Portfolio’s expenses could absorb all or a significant portion of the Portfolio’s income. If interest rates increase, the Portfolio’s yield may not increase proportionately. For example, the Portfolio’s investment manager may discontinue any temporary voluntary fee limitation.

Past Performance. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

Prior to September 12, 2016, the Portfolio operated under the name “Money Market Portfolio” as a prime money market fund and invested in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Portfolio’s conversion to a government money market fund.

Best Quarter:	Worst Quarter:

1.28%	0.00%

4th Quarter of 2006	2nd Quarter of 2014

Average Annual Total Returns (For the periods ended December 31, 2015)
	1 Year	5 Years	10 Years
Money Market Class I Shares	0.00%	0.01%	1.27%

Index
Lipper Variable Insurance Products (VIP) Money Market Funds Average (reflects no deduction for fees or taxes)	-0.03%	-0.02%	1.16%
Lipper US Government Money Market Index (reflects no deduction for fees, expenses or taxes)	0.01%	0.01%	1.08%

7-Day Yield (as of 12/31/15)
Government Money Market Portfolio			0.00%
iMoneyNet’s Government & Agency Retail Average			0.01%

B-3

MANAGEMENT OF THE PORTFOLIO

Investment Manager	Subadviser
Prudential Investments LLC	Prudential Fixed Income

TAX INFORMATION

Contract owners should consult their Contract prospectus for information on the federal tax consequences to them. In addition, Contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Contracts and the Portfolio, including the application of state and local taxes. The Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, the Portfolio’s income, gains, losses, deductions, and credits are “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase your Contract through a broker-dealer or other financial intermediary (such as a bank), the Participating Insurance Company, the Portfolio or their related companies may pay the intermediary for the sale of the Contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Contract over another investment or insurance product, or to recommend the Portfolio over another investment option under the Contract. Ask your salesperson or visit your financial intermediary’s website for more information.

By Mail:	The Prudential Series Fund, 655 Broad Street, Newark, NJ 07102
By Telephone:	1-800-346-3778
On the Internet:	www.prudential.com/variableinsuranceportfolios

B-4	1SUMPROS

EXHIBIT C

Ownership of Shares/Units as of November 21, 2016

Number of Outstanding Shares/Units

Shares Outstanding
Government Money Market Portfolio
Class I	73,847,897.733

Units Outstanding
VCA 11	7,477,553.82

Principal Holders of Shares of Government Money Market Portfolio

Shareholder Name and Address	Share Amount	Percentage
Pruco Life Insurance Company PLAZ Life Attn: Separate Accounts, 7th Floor 213 Washington St Newark, NJ 07102	39,618,984	53.65%

Pruco Life Insurance Company PLAZ Annuity Attn: Separate Accounts, 7th Floor 213 Washington St Newark, NJ 07102	10,432,973	14.13%

Pruco Life Insurance Company Pru Life Attn: Separate Accounts, 7th Floor 213 Washington St Newark, NJ 07102	10,389,678	14.07%

Pruco Life Insurance Company PLNJ Life Attn: Separate Accounts, 7th Floor 213 Washington St Newark, NJ 07102	7,649,301	10.36%

Pru Annuities Inc Pru Annuity Attn: Separate Accounts, 7th Floor 213 Washington St Newark, NJ 07102	3,723,725	5.04%

Principal Holders of Units of VCA 11

Shareholder Name and Address	Unit Amount	Percentage
N/A	N/A	N/A

Note: There are no persons who own of record or beneficially five percent or more of the outstanding units of VCA 11.

C-1

STATEMENT OF ADDITIONAL INFORMATION

TO PROSPECTUS/PROXY STATEMENT

Dated December 12, 2016

655 Broad Street

Newark, New Jersey 07102

Reorganization of The Prudential Variable Contract Account-11 into

The Prudential Series Fund-Government Money Market Portfolio

This Statement of Additional Information (the “SAI”) expands upon and supplements information contained in the combined Proxy Statement of The Prudential Variable Contract Account-11 (“VCA 11”), and the Prospectus of the Government Money Market Portfolio (the “Government Money Market Portfolio”), a series of The Prudential Series Fund, dated December 12, 2016 (such combined Proxy Statement and Prospectus being referred to herein as the “Prospectus/Proxy Statement”).

This SAI relates specifically to the proposed transfer of VCA 11’s assets to the Government Money Market Portfolio in exchange for the Government Money Market Portfolio’s assumption of VCA 11’s liabilities and the Government Money Market Portfolio’s issuance to VCA 11 of Class I shares in the Government Money Market Portfolio (the “Government Money Market Portfolio Shares”). The Government Money Market Portfolio Shares received by VCA 11 will have an aggregate net asset value that is equal to the aggregate net asset value of the VCA 11 units that are outstanding immediately prior to such reorganization transaction. The reorganization transaction also provides for the restructuring of VCA 11 into a unit investment trust. The acquisition of the assets of VCA 11 by the Government Money Market Portfolio in exchange for the Government Money Market Portfolio’s assumption of the liabilities of VCA 11, the Government Money Market Portfolio’s issuance of Government Money Market Portfolio Shares to VCA 11 and the restructuring of VCA 11 as a unit investment trust is referred to herein as the “Reorganization.”

This SAI incorporates by reference the following described documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

(1)	The SAI of the Government Money Market Portfolio, dated September 12, 2016, as supplemented;

(2)	The Financial Statements of VCA 11 included in its Annual Report, dated December 31, 2015 and the Financial Statements included in its Semi-Annual Report, dated June 30, 2016.

(3)	The Financial Statements of the Government Money Market Portfolio included in the Prudential Series Fund Annual Report to Shareholders, dated December 31, 2015 and the Financial Statements of the Government Money Market Portfolio included in the Prudential Series Fund Semi-Annual Report to Shareholders, dated June 30, 2016.

Financial Statements

Unaudited pro forma financial statements reflecting consummation of the Reorganization are not included in this SAI because the assets of VCA 11 are less than 10% of the assets of the Government Money Market Portfolio. As previously noted, the audited financial statements for the year ended December 31, 2015 for VCA 11 are incorporated by reference into this SAI from VCA 11’s last Annual Report. As previously noted, the audited financial statements for the year ended December 31, 2015 for the Government Money Market Portfolio are incorporated by reference into this SAI from the Prudential Series Fund’s last Annual Report to Shareholders.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, which relates to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 877-778-2100 or by writing to Prudential Retirement Services, 30 Scranton Office Park, Scranton, PA 18507-1789. In addition, a copy of the Prospectus/Proxy Statement is available at www.prudentialfunds.com/fundchanges. The Securities and Exchange Commission (the “SEC”) maintains a website (www.sec.gov) that contains this SAI and other material incorporated by reference and considered part of this SAI and the Prospectus/Proxy Statement, together with other information regarding VCA 11 and the Government Money Market Portfolio.

S-1

PART C

OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated by reference from Item 30 of Part C of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 15, 2016.

Item 16.	Exhibits

(1)(a) Certificate of Trust of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 (File No. 002-80896) to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 29, 2005.

(b) Agreement and Declaration of Trust of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 29, 2005.

(2) By-Laws of The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 29, 2005.

(3) Not Applicable.

(4) The form of the Agreement and Plan of Reorganization for the reorganization of The Prudential Variable Contract Account-11 and the Government Money Market Portfolio, a series of The Prudential Series Fund, is included as Exhibit A to the combined Prospectus and Proxy Statement contained in this Registration Statement on Form N-14.

(5) None.

(6)(a) Management Agreement between Prudential Investments LLC and The Prudential Series Fund. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 29, 2005.

(b) Amendment to Management Agreement dated February 16, 2016. Incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on April 15, 2016.

(c) Amendment to Management Fee Schedule. Incorporated by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on August 15, 2016.

(d) Subadvisory Agreement between Prudential Investments LLC and Prudential Investment Management, Inc. (now known as PGIM, Inc.) (Money Market Portfolio). Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 29, 2005.

(7) Distribution Agreement between The Prudential Series Fund and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on December 29, 2005.

(8) None

(9)(a) Custodian Contract between Registrant and The Bank of New York (BNY) dated November 7, 2002. Incorporated by reference to the Strategic Partners Opportunity Funds Post-Effective amendment no. 9 to the registration statement on Form N-1A filed April 30, 2003 (File No. 333-95849).

(b) Amendment dated June 6, 2005 to Custodian Contract between Registrant and BNY. Incorporated by reference to the Strategic Partners Opportunity Funds Post-Effective amendment no. 14 to Registrant’s registration statement on Form N-1A filed May 31, 2006 (File No. 333-95849).

(c) Amendment dated December 27, 2007 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to the JennisonDryden Portfolios Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(10)(a) Rule 12b-1 Plan. Incorporated by reference to Post-Effective Amendment No. 53 to this Registration Statement, filed December 29, 2005.

(b) Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 71 to this Registration Statement, filed April 15, 2016.

(11) Opinion and Consent of Goodwin Procter LLP, counsel to Registrant. Filed herewith.

(12) Opinion and Consent of Goodwin Procter LLP, counsel to Registrant, supporting tax matters and consequences to shareholders. Filed herewith.

(13)(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).

(h)(2) Amendment dated December 27, 2007 to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to the JennisonDryden Portfolios Post - Effective Amendment No. 37 to the Registration statement of on Form N1-A filed via EDGAR on December 21, 2007 (File No. 33-9269).

(h)(3) Fund Participation Agreement between Great-West Life & Annuity Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Charles Schwab & Co., Inc. dated May 1, 1999. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000.

(h)(4) Fund Participation Agreement between First Great-West Life & Annuity Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Charles Schwab & Co., Inc. dated May 1, 1999. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000.

(h)(5) Fund Participation Agreement between The Ohio National Life Insurance Company, The Prudential Insurance Company of America, The Prudential Series Fund, Inc., and Prudential Investment Management Services LLC. Incorporated by reference to Post-Effective Amendment No. 37 to this Registration Statement, filed April 27, 2000.

(h)(6)(i) Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC, dated December 15, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(ii) Amendment to the Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC, dated April 2, 2002. Incorporated by reference to Post-Effective Amendment No. 44 to this Registration Statement, filed April 26, 2002.

(h)(7) Fund Participation Agreement between Preferred Life Insurance Company of New York, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services LLC, dated December 15, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(8)(i) Fund Participation Agreement between Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services, LLC, dated April 28, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(ii) Amendment to the Fund Participation Agreement between Equitable Life Insurance Company of Iowa, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(9)(i) Fund Participation Agreement between First Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 28, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(ii) Amendment to the Fund Participation Agreement between First Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(10)(i) Fund Participation Agreement between Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 29, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(ii) Amendment to the Fund Participation Agreement between Golden American Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated October 30, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(10)(iii) Fund Participation Agreement between The Guardian Insurance & Annuity Company, Inc., The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated September 1, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(11) Amendment to the Fund Participation Agreement between The Guardian Insurance & Annuity Company, Inc., The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated April 10, 2001. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(12) Fund Participation Agreement between The Hartford Life Insurance Company, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated June 22, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(h)(13) Fund Participation Agreement between The Hartford Life and Annuity Insurance Company, The Prudential Series Fund, Inc., the Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated June 22, 2000. Incorporated by reference to Post-Effective Amendment No. 42 to this Registration Statement, filed April 30, 2001.

(14) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(15) None.

(16) Power of Attorney. Filed herewith.

(17) Form of proxy card. Filed herewith.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURE PAGE

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Newark, and State of New Jersey on this 29th day of November, 2016.

The Prudential Series Fund

By: *
Timothy S. Cronin, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on November 29, 2016.

Signature	Title	Date

*	Trustee
Susan Davenport Austin

*	Trustee
Sherry S. Barrat

*	Trustee
Jessica M. Bibliowicz

*	Trustee
Kay Ryan Booth

*	Trustee and President
Timothy S. Cronin

*	Trustee
Delayne Dedrick Gold

*	Trustee
Robert F. Gunia

*	Trustee
Thomas M. O’Brien

*	Trustee
Thomas T. Mooney

*	Treasurer, Principal Financial and Accounting Officer
M. Sadiq Peshimam

*By: /s/ Jonathan D. Shain	Attorney-in-Fact	November 29, 2016

Exhibit Index

(4)	Agreement and Plan of Reorganization of The Prudential Variable Contract Account-11 and the Government Money Market Portfolio, a series of The Prudential Series Fund. Filed herewith as Exhibit A to the Prospectus/Proxy Statement contained within this Registration Statement.

(11)	Opinion and Consent of Goodwin Procter LLP, counsel to the Registrant.

(12)	Opinion and Consent of Goodwin Procter LLP, counsel to the Registrant, supporting tax matters and consequences to shareholders.

(14)	Consent of Independent Registered Public Accounting Firm, KPMG LLP.

(16)	Power of Attorney.

(17)	Form of proxy card.